Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share	$ (0.68)	$ 0.63	$ 0.66	$ 0.60	$ (1.12)	$ 0.61	$ 0.60	$ 0.57		$ 1.25	$ 0.66	$ 3.35
Dividends to stockholders, per share	$ 0.45				$ 0.44				$ 0.43	$ 1.77	$ 1.73	$ 1.69